Schedule of Share-based Compensation, Non-vested Stock Options, Activity (Details) - 12 months ended Jan. 31, 2015	USD ($)
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 1	$ 903,500
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 2	0.376
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 3	$ 0
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 4	0
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 5	0
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 6	0
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 7	0
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 8	$ 903,500
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 9	0.376
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 10	$ 0
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 11	0
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 12	0
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 13	$ (40,000)
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 14	1.678
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 15	$ 863,500
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 16	0.316
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 17	1.67
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 18	$ 0
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 19	$ 863,500
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 20	0.316
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 21	1.67
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 22	$ 0